Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of Current and Non-Current Provisions

€ millions			2017			2016
	Current	Non- Current	Total	Current	Non- Current	Total
Pension plans and similar obligations (see Note (18a))	0	136	136	0	140	140
Other provisions (see Note (18b))	184	167	351	183	77	260
Total	184	303	487	183	217	400

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Post- Employment Plans			Total
	2017	2016	2017	2016	2017	2016	2017	2016
Present value of the DBO	857	854	382	369	118	98	1,357	1,321
Thereof fully or partially funded plans	857	854	336	324	78	74	1,271	1,252
Thereof unfunded plans	0	0	46	45	40	24	86	69
Fair value of the plan assets	848	843	319	290	56	48	1,223	1,181
Net defined benefit liability (asset)	9	11	63	79	62	50	134	140
Amounts recognized in the Consolidated Statement of Financial Position:
Non-current other financial assets	0	0	1	0	1	0	2	0
Non-current provisions	–9	–11	–64	–79	–63	–50	–136	–140

Summary of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Post-Employment Plans
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Discount rate	2.3	2.1	2.7	0.8	0.6	0.7	3.9	4.0	4.0
Future salary increases	2.5	2.5	2.5	1.7	1.7	1.7	5.0	6.0	6.3
Future pension increases	2.0	2.0	2.0	0.1	0	0	0	0.0	0.0
Employee turnover	2.0	2.0	2.0	16.2	10.3	10.3	8.2	8.6	8.7
Inflation	2.0	2.0	2.0	1.4	1.4	1.4	1.0	1.1	1.0

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Post-Employment Plans			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	806	800	678	357	344	311	114	93	79	1,277	1,237	1,068
Discount rate was 50 basis points lower	912	913	775	411	398	359	123	101	87	1,446	1,412	1,221

Schedule of Total Expense of Defined Benefit Pension Plans

€ millions	Domestic Plans			Foreign Plans			Other Post-Employment Plans			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Current service cost	11	7	10	22	21	21	15	10	9	48	38	40
Interest expense	18	19	17	2	3	3	4	3	3	24	25	23
Interest income	–18	–20	–17	–2	–2	–3	–2	–1	–2	–22	–23	–22
Past service cost	0	0	0	0	0	0	2	0	0	2	0	0
Total expense	11	6	10	22	22	21	19	12	10	52	40	41
Actual return on plan assets	–17	97	–76	19	1	0	3	2	2	5	100	–74

Schedule of Plan Asset Allocation

€ millions		2017		2016
	Quoted in an Active Market	Not Quoted in an Active Market	Quoted in an Active Market	Not Quoted in an Active Market
Asset category
Equity investments	105	0	118	0
Corporate bonds	122	0	90	0
Government bonds	10	0	5	0
Real estate	54	0	49	0
Insurance policies	5	873	0	864
Cash and cash equivalents	9	0	11	0
Others	45	0	44	0
Total	350	873	317	864

Schedule of Total expense of Defined Contribution Plans and State Plans
€ millions	2017	2016	2015
Defined contribution plans	260	234	218
State plans	527	484	429
Total expense	787	718	647

Schedule of Other Provisions

€ millions	1/1/ 2017	Addition	Accretion	Utilization	Release	Currency Impact	12/31/ 2017
Employee-related provisions	74	160	0	–42	–1	–3	188
Customer-related provisions	96	48	0	–77	–5	–5	57
Restructuring provisions	49	182	0	–163	0	0	68
Miscellaneous other provisions	41	0	1	–2	0	–2	38
Total other provisions	260	390	1	–284	–6	–10	351